Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments
Schedule of movement in the reserve for cash flow for hedging, listed by the hedged risk

EUR’000	2023	2022
Fair Value change of Cash flow hedges
Cumulative fair value change at 1 January	1,343	—
Fair value adjustment at year-end, net	(18,505)	905
Interest recycled at year-end, net	(776)	438
Time value adjustment at year-end, net	(3,621)	—
Cumulative fair value change at 31 December	(21,559)	1,343
The fair value of cash flow hedges at 31 December can be specified as follows:
Interest rate risk hedging	(11,790)	3,163
Foreign currency risk hedging	(6,148)	(1,820)
Foreign currency risk hedging - time value	(3,621)	—
Cumulative fair value change at 31 December	(21,559)	1,343

Schedule of maturity profile of the nominal amount of the interest rate swaps, foreign currency forward contracts and option collars and the fair values

	Less than 1	Between 1	Between 2	Fair value EUR’000
Notional amount EUR’000	year	and 2 years	and 5 years	Asset	Liability
2023
Interest rate Swap – EURIBOR 3M	—	—	555,000	—	(11,790)
2022
Interest rate Swap – EURIBOR 3M	—	—	469,375	3,451	(288)

EUR’000	2023	2022
Movements in the hedging reserve
Beginning of year	3,163	—
Fair value adjustment for the year	(14,177)	2,725
Interest recycled for the year	(776)	438
End of year	(11,790)	3,163

	Less than 1	Between 1	Between 2	Fair value EUR’000
Notional amount USD’000	year	and 2 years	and 5 years	Asset	Liability
2023
FX forward contracts	150,000	50,000	—	—	(5,338)
Option collars	—	250,000	50,000	—	(4,431)
2022
FX forward contracts	—	200,000	—	—	(1,820)
Option collars	—	—	—	—	—

EUR’000	2023	2022
Movements in the hedging reserve
Beginning of year	(1,820)	—
Fair value adjustment for the year - FX forward contracts	(3,518)	(1,820)
Fair value adjustment for the year - Option collars	(810)	—
Time value adjustment for the year	(3,621)	—
End of year	(9,769)	(1,820)